Cover	12 Months Ended
Sep. 30, 2019 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amdocs Limited (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended September 30, 2019 (the “Form 20-F”), which was filed with the Securities and Exchange Commission on December 16, 2019, to submit Interactive Data Files (as defined in Rule 11 of Regulation S-T) in Inline XBRL format in accordance with Rules 405 and 406 of Regulation S-T. Except as set forth above, this Amendment No. 1 does not modify or update any of the disclosures in the Form 20-F.
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Hirzel House
Entity Address, Address Line Two	Smith Street
Entity Address, City or Town	St. Peter Port
Entity Address Country	GG
Entity Address, Postal Zip Code	GY1 2NG
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security Exchange Name	NASDAQ
Security 12(b) Title	Ordinary Shares, par value £0.01
Trading Symbol	DOX
Entity Common Stock, Shares Outstanding	134,773,123
Entity File Number	1-14840
Document Accounting Standard	U.S. GAAP
Contact Phone [Member]
Document Information [Line Items]
City Area Code	314
Local Phone Number	212-8328
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Matthew E. Smith
Entity Address, Address Line One	1390 Timberlake Manor Parkway
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
Contact Personnel Email Address	dox_info@amdocs.com